Income Taxes - Schedule of Movements of the Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at the beginning of the year
Additions of valuation allowance	2,634
Balance at the end of the year	¥ 2,634